ALLOWANCE FOR IMPAIRMENT LOSSES ON LOANS AND RECEIVABLES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
ALLOWANCE FOR IMPAIRMENT LOSSES ON LOANS AND RECEIVABLES (Details) [Line Items]
Decrease through impairments, regulatory deferral account debit balances	£ 200
Impairment of loans and receivables estimated increase decrease due to change in factor	25	£ 33
Allowance account for credit losses of financial assets	£ 2,201	2,412
Mortgages Impairment to House Prices [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES ON LOANS AND RECEIVABLES (Details) [Line Items]
Sensitivity analysis to insurance risk	If average house prices were ten per cent lower than those estimated at 31 December 2017, the impairment charge would increase by approximately £200 million in respect of UK mortgages.
Financial assets impaired [member]
ALLOWANCE FOR IMPAIRMENT LOSSES ON LOANS AND RECEIVABLES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 1,772	1,876
Collective basis [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES ON LOANS AND RECEIVABLES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 1,201	£ 1,208